INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

The Company’s income tax expense differed from the amount computed by applying the U.S. federal statutory income tax rate of 35% to income before income taxes as follows:

	Year Ended
	November 30, 2014		November 24, 2013		November 25, 2012
	(Dollars in thousands)
Income tax expense at U.S. federal statutory rate	$53,849	35.0%	$112,914	35.0%	$68,558	35.0%
State income taxes, net of U.S. federal impact	7	—	3,994	1.2%	892	0.5%
Change in valuation allowance	—	—	5,169	1.6%	(1,329)	(0.7)%
Impact of foreign operations	(5,296)	(3.4)%	(17,160)	(5.3)%	7,313	3.7%
Reassessment of tax liabilities	(3,466)	(2.3)%	(15,215)	(4.7)%	(29,500)	(15.1)%
Write-off of deferred tax assets	4,899	3.2%	4,289	1.3%	9,061	4.6%
Other, including non-deductible expenses	(448)	(0.3)%	486	0.2%	(73)	—

Total	$49,545	32.2%	$94,477	29.3%	$54,922	28.0%

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

The U.S. and foreign components of income before income taxes were as follows:

	Year Ended
	November 30, 2014	November 24, 2013	November 25, 2012
	(Dollars in thousands)
Domestic	$31,733	$86,167	$82,764
Foreign	122,121	236,446	113,117

Total Income before Income Taxes	$153,854	$322,613	$195,881

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Income tax expense (benefit) consisted of the following:

	Year Ended
	November 30, 2014	November 24, 2013	November 25, 2012
	(Dollars in thousands)
U.S. Federal
Current	$15,470	$11,294	$15,334
Deferred	(1,983)	20,597	29,537

	$13,487	$31,891	$44,871

U.S. State
Current	$4,096	$3,732	$(34,603)
Deferred	(4,089)	3,607	(2,956)

	$7	$7,339	$(37,559)

Foreign
Current	$58,156	$41,931	$54,338
Deferred	(22,105)	13,316	(6,728)

	$36,051	$55,247	$47,610

Consolidated
Current	$77,722	$56,957	$35,069
Deferred	(28,177)	37,520	19,853

Total Income Tax Expense	$49,545	$94,477	$54,922

Schedule of deferred tax assets and liabilities

The Company’s deferred tax assets and deferred tax liabilities were as follows:

	November 30, 2014	November 24, 2013
	(Dollars in thousands)
Deferred tax assets
Foreign tax credit carryforwards	$120,793	$176,222
State net operating loss carryforwards	13,014	15,587
Foreign net operating loss carryforwards	87,062	95,542
Employee compensation and benefit plans	272,970	240,198
Advance royalties	99,649	55,581
Restructuring and related charges	49,654	21,474
Sales returns and allowances	33,078	31,706
Inventory	14,533	16,469
Property, plant and equipment	14,966	21,426
Unrealized gains or losses on investments	—	7,971
Other	45,155	51,645

Total gross deferred tax assets	750,874	733,821
Less: Valuation allowance	(89,814)	(96,026)

Deferred tax assets, net of valuation allowance	661,060	637,795

Deferred tax liabilities
Unrealized gains or losses on investments	$(196)	$—
Unremitted earnings of certain foreign subsidiaries	—	(3,690)

Total deferred tax liabilities	(196)	(3,690)

Total net deferred tax assets	$660,864	$634,105

Current
Net deferred tax assets	$186,791	$196,581
Valuation allowance	(12,475)	(9,503)

Total current net deferred tax assets	$174,316	$187,078

Long-term
Net deferred tax assets	$563,887	$533,550
Valuation allowance	(77,339)	(86,523)

Total long-term net deferred tax assets	$486,548	$447,027

Summary of valuation allowance

Valuation Allowance. The following table details the changes in valuation allowance during the year ended November 30, 2014:

	Valuation Allowance at November 24, 2013	Changes in Related Gross Deferred Tax Asset	Charge	Valuation Allowance at November 30, 2014
	(Dollars in thousands)
U.S. state net operating loss carryforwards	$3,824	$(324)	$—	$3,500
Foreign net operating loss carryforwards and other foreign deferred tax assets	92,202	(5,888)	—	86,314

	$96,026	$(6,212)	$—	$89,814

Schedule of unrecognized tax benefits roll forward

The following table reflects the changes to the Company’s unrecognized tax benefits for the year ended November 30, 2014, and November 24, 2013:

	November 30, 2014	November 24, 2013
	(Dollars in thousands)

Unrecognized tax benefits beginning balance	$37,836	$63,626
Increases related to current year tax positions	3,863	2,839
Increases related to tax positions from prior years	4,858	1,650
Decreases related to tax positions from prior years	—	—
Settlement with tax authorities	—	(23,380)
Lapses of statutes of limitation	(4,715)	(7,026)
Other, including foreign currency translation	(271)	127

Unrecognized tax benefits ending balance	$41,571	$37,836

Summary of tax years under audit or open and subject to audit

The following table summarizes the tax years that are either currently under audit or remain open and subject to examination by the tax authorities in the major jurisdictions in which the Company operates:

Jurisdiction	Open Tax Years
U.S. federal	2009 – 2014
California	2006 – 2014
Belgium	2011 – 2014
United Kingdom	2012 – 2014
Spain	2010 – 2014
Mexico	2009 – 2014
Canada	2004 – 2014
China	2010 – 2014
Hong Kong	2010 – 2014
India	2008 – 2014
Italy	2009 – 2014
France	2011 – 2014
Turkey	2009 – 2014